Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 2,978	$ 4,462	$ 6,558
Effect of retrospective application
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase/ (decrease) in net cash provided by operating activities		(2,899)
Increase/ (decrease) in net cash provided financing activities		1,976
Increase/(decrease) in cash and cash equivalents		$ (923)
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	63.80%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	20.20%
General partner interest of Navios Holdings	2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	48.30%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	50.00%
Economic interest	35.00%
Navios Europe I and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	47.50%
Navios Europe II and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	47.50%
Navios Containers and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	3.10%